T. ROWE PRICE New Era Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 94.5%
AGRICULTURE 1.8%
Agricultural Products 0.9%
Darling Ingredients (1) 353,500 25,417
25,417
Fertilizers & Agricultural Chemicals 0.6%
CF Industries Holdings  293,162 16,364
16,364
Packaged Foods & Meats 0.3%
Sanderson Farms  52,600 9,899
9,899
Total Agriculture 51,680
CHEMICALS 15.1%
Industrial Gases 4.7%
Air Liquide (EUR)  177,990 28,507
Air Products & Chemicals  149,463 38,279
Linde  234,866 68,905
135,691
Specialty Chemicals 10.4%
Akzo Nobel (EUR)  379,923 41,512
Atotech (1) 646,307 15,608
Borregaard (NOK)  671,216 16,282
Croda International (GBP)  196,610 22,527
Koninklijke DSM (EUR)  130,886 26,174
PPG Industries  217,909 31,163
Quaker Chemical  54,019 12,842
RPM International  532,000 41,310
Sherwin-Williams  271,150 75,849
Shin-Etsu Chemical (JPY)  108,200 18,261
301,528
Total Chemicals 437,219
COMMODITY INDUSTRIALS 12.7%
Construction & Farm Machinery & Heavy Trucks 3.1%
AGCO  150,100 18,392
Alamo Group  83,500 11,651
Caterpillar  151,400 29,064
Deere  87,000 29,151
88,258
Construction Materials 1.2%
Martin Marietta Materials  52,747 18,023

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Vulcan Materials  107,484 18,182
36,205
Electrical Components & Equipment 2.4%
Hubbell  133,500 24,119
Legrand (EUR)  164,173 17,591
Schneider Electric (EUR)  158,327 26,370
68,080
Industrial Machinery 4.0%
Atlas Copco, B Shares (SEK)  276,146 14,035
Epiroc, Class B (SEK)  1,433,502 25,390
IMI (GBP)  393,179 8,740
Kadant  72,023 14,700
Sandvik (SEK)  901,687 20,600
Timken  174,500 11,416
Weir Group (GBP) (1) 891,875 20,133
115,014
Metal & Glass Containers 0.8%
Ball  254,079 22,859
22,859
Railroads 1.2%
Norfolk Southern  65,887 15,763
Union Pacific  89,633 17,569
33,332
Total Commodity Industrials 363,748
ENERGY SERVICES & PROCESSORS 7.4%
Oil & Gas Equipment & Services 3.6%
Cactus, Class A  559,997 21,123
ChampionX (1) 908,846 20,322
Enerflex (CAD)  2,163,984 15,855
Energy Reservoir Holdings, Class A-1, Acquisition Date: 4/30/19,
Cost $10,109 (1)(2)(3)(4) 10,108,939 10,109
Halliburton  648,444 14,020
Liberty Oilfield Services, Class A (1) 449,902 5,457
Tenaris (EUR)  1,624,402 17,087
103,973
Oil & Gas Storage & Transportation 2.0%
Enbridge  358,200 14,256
TC Energy  613,900 29,523
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $489 (1)(2)(4) 162 744

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $11,184 (1)(2)(4) 3,124 14,339
58,862
Semiconductor Equipment 1.8%
Entegris  218,800 27,547
Shoals Technologies Group, Class A (1) 525,791 14,659
SUMCO (JPY)  492,600 9,828
52,034
Total Energy Services & Processors 214,869
EXPLORATION & PRODUCTION 14.5%
OUS Oil & Gas Exploration & Production 2.2%
Aker BP (NOK)  798,080 25,868
Lundin Energy (SEK)  983,828 36,521
62,389
U.S. Oil Exploration & Production 12.3%
ConocoPhillips  1,985,961 134,588
Devon Energy  1,512,111 53,695
EOG Resources  990,776 79,530
Magnolia Oil & Gas, Class A  1,400,253 24,910
Pioneer Natural Resources  384,984 64,104
356,827
Total Exploration & Production 419,216
INTEGRATEDS 13.6%
Integrated Oil & Gas 13.6%
Chevron  767,196 77,832
Equinor (NOK)  3,322,264 84,488
Galp Energia (EUR)  5,654,595 64,225
Hess  415,671 32,468
TotalEnergies (EUR)  2,822,186 134,895
Total Integrateds 393,908
METALS & MINING 8.4%
Diversified Metals & Mining 7.0%
Antofagasta (GBP)  628,464 11,421
BHP Group (AUD)  1,556,015 41,558
Boliden (SEK)  1,758,897 56,321
ERO Copper (CAD) (1) 1,096,081 19,436
IGO (AUD)  3,602,330 22,577
OZ Minerals (AUD)  1,004,102 16,121
Reliance Steel & Aluminum  80,600 11,479
Southern Copper  437,000 24,533
203,446

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Precious Metals & Minerals 1.4%
Franco-Nevada (CAD)  49,650 6,450
Kirkland Lake Gold (CAD)  217,077 9,043
Northern Star Resources (AUD)  1,565,199 9,586
Perseus Mining (AUD) (1) 5,525,175 5,558
Wesdome Gold Mines (CAD) (1) 1,376,774 11,033
41,670
Total Metals & Mining 245,116
OTHER 10.3%
Paper & Forest Products 9.9%
Avery Dennison  129,890 26,915
International Paper  785,500 43,925
Mayr Melnhof Karton (EUR)  90,613 17,321
Mondi (GBP)  1,608,855 39,427
Packaging Corp. of America  399,447 54,900
Stora Enso, Class R (EUR)  1,011,168 16,842
Svenska Cellulosa, Class B (SEK)  1,023,456 15,862
UPM-Kymmene (EUR)  1,045,035 36,988
West Fraser Timber (CAD)  162,577 13,693
Westrock  404,700 20,166
286,039
Research & Consulting Services 0.4%
ALS (AUD)  1,331,168 11,988
11,988
Total Other 298,027
UTILITIES 6.1%
Electric Utilities 2.3%
Iberdrola (EUR)  1,222,863 12,302
IDACORP  101,800 10,524
NextEra Energy  217,868 17,107
Terna (EUR)  1,518,547 10,777
Xcel Energy  267,759 16,735
67,445
Independent Power Producers & Energy Traders 0.2%
Bluescape Opportunities Acquisition (1) 595,120 6,112
6,112
Multi-Utilities 3.6%
Ameren  274,978 22,273
CMS Energy  343,641 20,526
Dominion Energy  297,905 21,753
Sempra Energy  157,946 19,980

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
WEC Energy Group  212,765 18,766
103,298
Total Utilities 176,855
Total Miscellaneous Common Stocks  4.6% (5) 132,821
Total Common Stocks (Cost $1,977,839) 2,733,459
CONVERTIBLE PREFERRED STOCKS 4.5%
AGRICULTURE 1.3%
Fertilizers & Agricultural Chemicals 1.3%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $11,372 (1)(2)(4) 615,892 38,282
Total Agriculture 38,282
COMMODITY INDUSTRIALS 0.2%
Electrical Components & Equipment 0.2%
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $1,771 (1)(2)(4)(6) 1,796,201 1,796
Tonian Holdings, Series A, Voting Units, Acquisition Date: 1/15/21,
Cost $2,490 (1)(2)(4)(6) 2,526,018 2,526
Total Commodity Industrials 4,322
METALS & MINING 0.4%
Diversified Metals & Mining 0.4%
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $4,843 (1)(2)(4) 83,662 4,843
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $7,899 (1)
(2)(4) 601,655 7,899
Total Metals & Mining 12,742
UTILITIES 2.6%
Electric Utilities 2.6%
NextEra Energy, 5.279%, 3/1/23  801,909 41,000
Southern, Series A, 6.75%, 8/1/22  682,766 34,435
Total Utilities 75,435
Total Convertible Preferred Stocks (Cost $92,624) 130,781

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 0.05% (6)(7) 18,949,095 18,949
Total Short-Term Investments (Cost $18,949) 18,949
Total Investments in Securities 99.7%
(Cost $2,089,412) $ 2,883,189
Other Assets Less Liabilities 0.3% 7,936
Net Assets 100.0% $ 2,891,125
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $80,538 and represents 2.8% of net assets.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Affiliated Companies
(7) Seven-day yield
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
NOK Norwegian Krone
SEK Swedish Krona

T. ROWE PRICE New Era Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Tonian Holdings, Series A, Non-Voting Units  $ — $ 25 $ —
Tonian Holdings, Series A, Voting Units  — 36 —
T. Rowe Price Government Reserve Fund, 0.05% — — 6
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ —# $ 61 $ 6+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
Tonian Holdings, Series A, Non-
Voting Units  $ — $ 1,771 $ — $ 1,796
Tonian Holdings, Series A,
Voting Units  — 2,490 — 2,526
T. Rowe Price Government
Reserve Fund, 0.05% 15,252  ¤  ¤ 18,949
T. Rowe Price Short-Term Fund,
0.07% —  ¤  ¤ —
Total $ 23,271^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $6 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $23,210.

T. ROWE PRICE New Era Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Era Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE New Era Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE New Era Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE New Era Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2021. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at September 30, 2021, totaled $18,217,000 for the period ended
September 30, 2021.
F41-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,589,875 $ 1,118,392 $ 25,192 $ 2,733,459
Convertible Preferred Stocks — 75,435 55,346 130,781
Short-Term Investments 18,949 — — 18,949
Total $ 1,608,824 $ 1,193,827 $ 80,538 $ 2,883,189
($000s)
Beginning
Balance
12/31/20
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
9/30/21
Investment in Securities
Common Stocks $ 24,959 $ 233 $ — $ — $ 25,192
Convertible Preferred Stocks 20,359 17,984 17,064 (61) 55,346
Total $ 45,318 $ 18,217 $ 17,064 $ (61) $ 80,538